Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 103,415	$ 114,523	$ 641,049	$ 966,422
COST OF REVENUE	73,795	74,534	272,372	228,902
GROSS PROFIT	29,620	39,989	368,677	737,520
OPERATING EXPENSES:
Salaries & Benefits	398,657	438,210	1,509,672	1,230,267
Stock-Based Compensation	161,522	139,632	719,796	341,558
Operating R&D Costs	121,977	54,505	302,043	120,638
Investor & Public Relations	180,399	265,146	666,003	621,407
Legal & Professional Service Fees	138,423	99,638	563,300	313,432
Office Expenses	95,106	84,205	324,920	272,895
Depreciation & Amortization	47,321	46,148	196,943	178,841
Other Operating Expenses	33,725	32,010	137,990	132,220
Total Operating Expenses	1,177,130	1,159,494	4,420,667	3,211,258
LOSS FROM OPERATIONS	(1,147,510)	(1,119,505)
OTHER INCOME (EXPENSE)
Interest Income	13,167	343	40,107	355
State Incentives		152,068	154,568	51,703
Change in fair value of derivative liabilities		93,206	(186,908)	354,644
Interest Expense		(49,316)	(161,852)	(40,228)
Debt discount amortization		(56,441)	(358,280)	(89,570)
Loss on Disposal of Assets	(36,733)		(13,161)
Total Other Income (Expense)	(23,366)	139,860	(525,526)	276,904
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,170,876)	(979,645)	(4,577,516)	(2,196,834)
Provision for Income Taxes
Net Loss	$ (1,170,876)	$ (979,645)	$ (4,577,516)	$ (2,196,834)
Net Loss per Common Share - Basic and Diluted	$ (0.23)	$ (0.26)	$ (1.04)	$ (0.7)
Weighted Average Number of Shares Outstanding - Basic and Diluted	4,997,534	3,835,875	4,403,479	3,125,022